Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MUNICIPAL BOND FUNDS
JPMORGAN TRUST II
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Sustainable Municipal Income Fund
JPMorgan Tax Free Bond Fund
(each a “Fund,” and together, the “Funds”)
(All Share Classes)
Supplement dated February 14, 2022
to the Prospectuses and Summary Prospectuses each
dated July 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), each Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.
Accordingly, each Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
JPMorgan Short-Intermediate Municipal Bond Fund:
Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:
The Fund may invest up to 20% of its total assets in securities rated below investment grade.
JPMorgan Sustainable Municipal Income Fund:
Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the fifth paragraph is hereby deleted and replaced with the following:
The Fund may invest up to 20% of its total assets in securities rated below investment grade.
JPMorgan Tax Free Bond Fund:
Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:
The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Short-Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MUNICIPAL BOND FUNDS
JPMORGAN TRUST II
JPMorgan Short-Intermediate Municipal Bond Fund
(each a “Fund,” and together, the “Funds”)
(All Share Classes)
Supplement dated February 14, 2022
to the Prospectuses and Summary Prospectuses each
dated July 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), each Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.
Accordingly, each Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
JPMorgan Short-Intermediate Municipal Bond Fund:
Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:
The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Sustainable Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MUNICIPAL BOND FUNDS
JPMORGAN TRUST II
JPMorgan Sustainable Municipal Income Fund
(each a “Fund,” and together, the “Funds”)
(All Share Classes)
Supplement dated February 14, 2022
to the Prospectuses and Summary Prospectuses each
dated July 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), each Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.
Accordingly, each Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
JPMorgan Sustainable Municipal Income Fund:
Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the fifth paragraph is hereby deleted and replaced with the following:
The Fund may invest up to 20% of its total assets in securities rated below investment grade.

JPMorgan Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MUNICIPAL BOND FUNDS
JPMORGAN TRUST II
JPMorgan Tax Free Bond Fund
(each a “Fund,” and together, the “Funds”)
(All Share Classes)
Supplement dated February 14, 2022
to the Prospectuses and Summary Prospectuses each
dated July 1, 2021, as supplemented
To be effective on March 1, 2022 (the “Effective Date”), each Fund intends to increase its maximum exposure to below-investment grade securities from 10% to 20% of its total assets.
Accordingly, each Fund’s Prospectus and Summary Prospectus is modified as follows as of the Effective Date:
JPMorgan Tax Free Bond Fund:
Under the section titled “What are the Fund’s main investment strategies?”, the first sentence of the sixth paragraph is hereby deleted and replaced with the following:
The Fund may invest up to 20% of its total assets in securities rated below investment grade.